Loans and Allowance for Loan Losses - Average Recorded Investment and Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	$ 2,703	$ 2,416
With no related allowance recorded, Interest Recognized For The Period Ended	6	32
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	5,213	6,547
With an allowance recorded, Interest Recognized For The Period Ended	159	167
Total average recorded investment	7,916	8,963
Total interest income recognized For the Period Ended	165	199
Commercial, financial, and agricultural
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	805	1,302
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	1,097	1,394
With an allowance recorded, Interest Recognized For The Period Ended	40	32
Residential real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	685	901
With no related allowance recorded, Interest Recognized For The Period Ended	0	10
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	3,583	4,169
With an allowance recorded, Interest Recognized For The Period Ended	88	99
Residential real estate | Construction
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	0	15
With an allowance recorded, Interest Recognized For The Period Ended	0	0
Commercial real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	1,062	59
With no related allowance recorded, Interest Recognized For The Period Ended	6	22
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	334	763
With an allowance recorded, Interest Recognized For The Period Ended	28	34
Commercial real estate | Construction
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	145	120
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
Installment and other consumer
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	6	34
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	199	206
With an allowance recorded, Interest Recognized For The Period Ended	$ 3	$ 2